SUBSEQUENT EVENTS - Fund Raising - Eletronorte (Details) R$ in Billions	3 Months Ended
Mar. 31, 2021 BRL (R$)
Fund Raising [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount	R$ 1
Amortization period	48 months
Grace period	12 months
Fund Raising [Member] | CDI (Interbank Deposit Certificate)
Disclosure of non-adjusting events after reporting period [line items]
Spread (as a percent)	2.15%
Fund Raising [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amortization period	12 months